Share Capital - Summary of Changes in Stock Option (Details)		12 Months Ended
	May 01, 2022 shares $ / shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2021 shares $ / shares	Apr. 30, 2020 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,624,150	1,358,900	1,063,000
Number of options, Granted | shares		529,000	583,000
Number of options, Exercised | shares		(188,000)	(189,100)
Number of option, Expired | shares		(60,250)	(59,500)
Number of options, Forfeited | shares		(15,500)	(38,500)
Number of options, Outstanding | shares		1,624,150	1,358,900	1,063,000
Number of options, Unvested | shares		(529,854)
Number of options, Exercisable | shares		1,094,296
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 8.29	$ 7.93	$ 3.84
Weighted average exercise price, Granted | $ / shares	$ 5.79	7.98	14.3
Weighted average exercise price, Exercised | $ / shares		3.26	3.62
Weighted average exercise price, Expired | $ / shares		10.75	5.55
Weighted average exercise price, Forfeited | $ / shares		20.3	20.3
Weighted average exercise price outstanding, Ending balance | $ / shares		8.29	$ 7.93	$ 3.84
Weighted average exercise price, Unvested | $ / shares		9.63
Weighted average exercise price, Exercisable | $ / shares		$ 7.64
Weighted average life remaining (years)		2 years 10 months 17 days	3 years 1 month 9 days	3 years 10 days
Weighted average life remaining (years), Unvested		4 years 4 months 6 days
Weighted average life remaining (years), Exercisable		2 years 1 month 28 days